MDP Low Volatility Fund
Schedule of Investments
April 30, 2023 (Unaudited)
1
EXCHANGE-TRADED FUNDS — 93.72% Shares Fair Value
SPDR S&P 500 ETF Trust
(a)(b)
1,800 $ 748,674
Total Exchange-Traded Funds (Cost $741,946) 748,674
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PUT OPTIONS PURCHASED — 1.72%
SPDR S&P 500 ETF Trust
(c)
16 $ 665,488 $ 408.00 7/21/23 $ 13,704
Total Options Purchased (Cost
$14,570) 13,704
MONEY MARKET FUNDS - 3.05% Shares Fair Value
Federated Hermes Government Obligations Fund - Institutional
Class, 4.67%
(d)
24,351 24,351
Total Money Market Funds (Cost $24,351) 24,351
Total Investments — 98.49% (Cost $780,867) 786,729
Other Assets in Excess of Liabilities — 1.51% 12,077
NET ASSETS — 100.00% $ 798,806
(a) All or a portion of the security is held as collateral for written options.
(b) Represents an investment greater than 25% of the Fund's net assets.  Performance of the Fund may be adversely impacted by concentrated investments in securities.  The financial statements and portfolio holdings for these securities can be found at www.sec.gov. As of April 30, 2023, the percentage of net assets invested in SPDR S&P 500 ETF Trust was 93.72% of the Fund.
(c) Non-income producing security.
(d) Rate disclosed is the seven day effective yield as of April 30, 2023.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt

MDP Low Volatility Fund
Schedule of Open Written Options Contracts
April 30, 2023 (Unaudited)
2
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN CALL OPTIONS — (0.81)%
SPDR S&P 500 ETF Trust
(a)
(16) $ (665,488) $ 427.00 6/16/23 $ (6,480)
WRITTEN PUT OPTIONS — (0.51)%
SPDR S&P 500 ETF Trust
(a)
(16) (665,488) 388.00 6/16/23 (4,048)
Total Written Options (Premiums Received $10,162) $ (10,528)
(a) Non-income producing security.